--------------------------------------------------------------------------------

Alliance
Government
Reserves

--------------------------------------------------------------------------------

                                                      Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSESTS
December 31, 1999 (unaudited)                       Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)   Security                   Yield                  Value
-------------------------------------------------------------------
           U.S. GOVERNMENT
           AGENCIES - 98.6%
           FEDERAL HOME LOAN
           BANK - 38.9%
 $ 36,000  4.95%, 2/17/00.........     5.07%        $   35,994,851
   57,500  4.95%, 2/18/00.........     5.07             57,491,594
  154,000  5.00%, 2/10/00.........     5.00            153,999,531
   10,000  5.02%, 3/03/00.........     5.03              9,999,488
   30,000  5.03%, 2/25/00.........     5.03             29,997,952
   64,000  5.05%, 3/03/00.........     5.05             64,000,000
   35,000  5.05%, 3/03/00.........     5.15             34,998,975
   96,400  5.10%, 3/03/00.........     5.17             96,391,808
   91,000  5.10%, 5/17/00.........     5.17             90,977,847
   41,000  5.14%, 3/17/00.........     5.14             41,000,000
   91,000  5.15%, 5/19/00.........     5.25             90,971,047
   46,000  5.15%, 10/19/00 FRN....     5.15             46,000,000
   91,000  5.16%, 3/08/00.........     5.23             90,987,879
   96,000  5.20%, 3/15/00 FRN.....     5.20             96,000,000
   10,020  5.20%, 5/26/00.........     5.83              9,986,451
   13,500  5.26%, 5/26/00.........     5.85             13,468,310
   91,100  5.42%, 6/14/00.........     5.45             91,085,151
   32,000  5.48%, 7/13/00.........     5.58             31,983,890
   11,500  5.50%, 4/14/00.........     5.66             11,492,654
   68,435  5.56%, 7/14/00.........     5.58             68,385,315
   94,000  5.63%, 10/16/00 FRN....     5.63             93,924,535
   87,000  5.99%, 7/28/00 FRN.....     5.99             86,955,716
   46,500  6.05%, 11/03/00........     6.05             46,497,288
   94,000  6.16%, 10/06/00 FRN....     6.16             93,965,219
   94,000  6.17%, 10/06/00 FRN....     6.17             93,951,332
    9,500  1/07/00................     4.00              9,495,778
   50,000  2/02/00................     5.65             49,766,459
   50,000  2/09/00................     5.65             49,712,222
   35,000  2/23/00................     5.67             34,722,333
   32,000  3/01/00................     5.70             31,710,258
   75,000  3/10/00................     5.70             74,215,541
   40,000  3/24/00................     5.73             39,497,800
   40,000  3/29/00................     5.74             39,466,800
   50,000  2/11/00................     5.77             49,690,437
   45,000  1/21/00................     5.78             44,870,400
   25,000  1/21/00................     5.80             24,927,750
   33,000  5/31/00................     5.80             32,231,036
   81,500  1/19/00................     5.81             81,290,636
   20,000  1/14/00................     5.82             19,964,555
   16,120  2/09/00................     5.82             16,024,404
   20,000  1/21/00................     5.83             19,941,900
   18,700  4/13/00................     5.85             18,398,333
   50,000  4/13/00................     5.88             49,189,194
   74,500  2/23/00................     5.89             73,884,692
   25,000  3/08/00................     5.89             24,737,292
   68,500  3/22/00................     5.90             67,626,644
   50,000  3/22/00................     5.92             49,360,319
   14,000  3/17/00................     5.97             13,832,225
   25,000  5/31/00................     5.97             24,397,792
                                                     -------------
                                                     2,519,461,633
                                                     -------------

           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION - 23.3%
  223,000  4.94%, 7/17/00 FRN.....     4.94            222,940,452
   90,200  5.00%, 5/05/00 MTN.....     5.80             90,164,837
   63,900  5.04%, 4/06/00 MTN.....     5.10             63,887,609
   10,000  5.05%, 11/22/00 MTN....     6.24              9,897,211
   44,500  5.10%, 5/19/00 MTN.....     5.72             44,396,193
   31,000  5.12%, 5/12/00 MTN.....     5.80             30,918,601
   50,000  5.54%, 3/10/00 MTN.....     5.70             49,484,472
   29,000  5.60%, 4/10/00 MTN.....     5.76             28,557,911
   25,500  5.90%, 12/01/00 MTN....     6.15             25,443,088
   45,000  5.92%, 12/07/00 MTN....     6.11             44,921,641
   10,000  6.36%, 8/16/00.........     5.76             10,035,772
    7,935  1/06/00................     4.20              7,932,223
   70,500  2/07/00................     5.67             70,114,796
   50,000  2/24/00................     5.68             49,594,833
   75,000  2/24/00................     5.69             74,391,167
   45,000  3/02/00................     5.71             44,584,788
   31,000  1/18/00................     5.75             30,926,117
   40,000  3/23/00................     5.80             39,491,556
   45,000  1/26/00................     5.83             44,833,250
    8,400  2/09/00................     5.84              8,350,013
   44,500  2/10/00................     5.85             44,227,561
  159,000  3/30/00................     5.87            156,779,035
   53,000  3/16/00................     5.90             52,374,512
   44,500  3/23/00................     5.95             43,920,017
   46,500  6/15/00................     5.95             45,275,603
   50,000  6/15/00................     5.96             48,678,889
   19,207  6/08/00................     5.98             18,719,494
   13,713  6/08/00................     6.00             13,363,745
  100,000  6/22/00................     6.04             97,216,500
                                                     -------------
                                                     1,511,421,886
                                                     -------------

           FEDERAL HOME LOAN
           MORTGAGE CORP. - 22.1%
   45,000  5.99%, 12/06/00 MTN....     6.15             44,933,924
    9,000  6.40%, 5/16/00.........     5.80              9,016,055
   42,000  1/20/00................     5.35             41,896,668
   15,850  2/02/00................     5.51             15,777,619
   10,000  2/24/00................     5.55              9,920,555
   10,000  2/25/00................     5.55              9,919,028
   35,000  2/18/00................     5.62             34,750,450
   50,000  1/27/00................     5.64             49,813,333

STATEMENT OF NET ASSESTS (continued)                Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)   Security                   Yield                  Value
-------------------------------------------------------------------
 $ 50,000  2/01/00................     5.65%         $  49,774,243
  100,000  2/08/00................     5.65             99,440,000
   83,000  2/17/00................     5.66             82,419,000
   43,000  3/02/00................     5.67             42,609,584
   49,500  3/21/00................     5.69             48,899,400
   50,000  3/23/00................     5.70             49,376,667
   90,000  3/07/00................     5.71             89,099,200
  110,500  3/09/00................     5.72            109,361,830
   90,000  3/21/00................     5.73             88,902,150
   50,000  1/25/00................     5.76             49,825,222
   25,000  1/31/00................     5.79             24,888,195
   15,000  2/03/00................     5.79             14,925,729
   15,000  2/01/00................     5.81             14,930,279
   45,000  2/11/00................     5.82             44,718,713
   46,500  3/02/00................     5.82             46,061,802
   40,000  1/27/00................     5.83             39,845,333
   40,000  2/15/00................     5.83             39,723,845
   23,000  2/03/00................     5.84             22,885,128
   50,000  3/30/00................     5.84             49,304,604
   44,500  2/09/00................     5.85             44,234,731
   14,000  2/18/00................     5.85             13,896,244
   46,500  3/23/00................     5.85             45,904,800
    9,800  2/15/00................     5.87              9,731,874
   50,000  3/20/00................     5.87             49,380,791
   50,000  3/28/00................     5.88             49,316,458
                                                     -------------
                                                     1,435,483,454
                                                     -------------

           STUDENT LOAN
           MARKETING
           ASSOCIATION - 12.6%
   84,000  6.11%, 2/14/00 FRN.....     6.11             83,994,322
  196,000  6.13%, 3/16/00 FRN.....     6.13            195,981,659
   89,000  6.14%, 11/17/00 FRN....     6.14             88,945,700
  184,000  6.16%, 2/04/00 FRN.....     6.16            183,996,843
   82,000  6.16%, 8/10/00 FRN.....     6.16             81,985,213
   94,000  6.16%, 10/12/00 FRN....     6.16             93,921,873
   89,000  6.16%, 11/15/00 FRN....     6.16             88,962,229
                                                     -------------
                                                       817,787,839
                                                     -------------

           FEDERAL FARM
           CREDIT BANK - 1.7%
   20,000  1/28/00................     5.78             19,920,139
    9,500  1/19/00................     5.80              9,475,638
   22,100  2/18/00................     5.85             21,936,214
    5,000  2/10/00................     5.87              4,969,283
   14,500  2/15/00................     5.87             14,399,201
   17,000  2/16/00................     5.87             16,879,073
   21,785  3/31/00................     5.88             21,476,670
                                                     -------------
                                                       109,056,218
                                                     -------------

           Total U.S. Government
           Agencies
           (amortized cost
           $6,393,211,030)........                   6,393,211,030
                                                     -------------

           REPURCHASE
           AGREEMENTS - 0.9%
           Paribas Corp.
   30,000  4.75%, dated 12/31/99,
           due 1/03/00 in the
           amount of $30,011,875
           (cost $30,000,000;
           collateralized by
           $30,280,000 FHLMC,
           5.28%, 2/02/01,
           value $30,571,000).....     4.75             30,000,000
           State Street Bank
           and Trust Co.
   28,900  3.00%, dated 12/31/99,
           due 1/03/00 in the
           amount of $28,907,225
           (cost $28,900,000;
           collateralized by
           $27,615,000 U.S. Treasury
           Note, 7.875%, 11/15/04,
           value $29,479,013).....     3.00             28,900,000
                                                     -------------

           Total Repurchase
           Agreements
           (amortized cost
           $58,900,000)...........                      58,900,000
                                                     -------------

           TOTAL INVESTMENTS - 99.5%
           (amortized cost
           $6,452,111,030)........                   6,452,111,030
           Other assets less
           liabilities - 0.5%.....                      34,826,728
                                                     -------------

                                                    Alliance Government Reserves
================================================================================

                                                              Value
-------------------------------------------------------------------
           NET ASSETS  -  100%
           (offering and redemption
           price of $1.00 per share;
           6,487,766,805 shares
           outstanding)...........                  $6,486,937,758
                                                    ==============

--------------------------------------------------------------------------------
Glossary of Terms:

FHLMC - Federal Home Loan Mortgage Corp.
FRN   - Floating Rate Note
MTN   - Medium Term Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999 (unaudited)      Alliance Government Reserves
================================================================================

INVESTMENT INCOME
   Interest ......................................................                  $ 163,296,172
EXPENSES
   Advisory fee (Note B) .........................................  $  14,156,832
   Distribution assistance and administrative service (Note C) ...     13,171,205
   Transfer agency (Note B) ......................................      2,516,766
   Registration fees .............................................        387,190
   Printing ......................................................        361,721
   Custodian fees ................................................        224,099
   Audit and legal fees ..........................................         43,376
   Trustees' fees ................................................          3,999
   Miscellaneous .................................................         47,864
                                                                    -------------
   Total expenses ................................................     30,913,052
   Less: expense reimbursement ...................................       (526,285)
                                                                    -------------
   Net expenses ..................................................                     30,386,767
                                                                                    -------------
   Net investment income .........................................                    132,909,405
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..................                          5,873
                                                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                  $ 132,915,278
                                                                                    =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                       Six Months Ended
                                                       December 31, 1999     Year Ended
                                                          (unaudited)       June 30, 1999
                                                       =================   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ............................   $   132,909,405    $   239,224,535
   Net realized gain on investment transactions .....             5,873             33,882
                                                        ---------------    ---------------
   Net increase in net assets from operations .......       132,915,278        239,258,417
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ............................      (132,909,405)      (239,224,535)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ............................       903,866,188        674,320,941
                                                        ---------------    ---------------
   Total increase ...................................       903,872,061        674,354,823
NET ASSETS
   Beginning of year ................................     5,583,065,697      4,908,710,874
                                                        ---------------    ---------------
   End of period ....................................   $ 6,486,937,758    $ 5,583,065,697
                                                        ===============    ===============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $526,285.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $939,346 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $9,078 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $7,596,692. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $5,574,513 of which $85,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999 the Portfolio had a capital loss carryforward of $834,920, of which $46,271 expires in 2001, $236,674 expires in 2002 and $551,975 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1999, capital paid-in aggregated $6,487,766,805. Transactions, all at $1.00 per share, were as follows:

                                                       Six Months Ended
                                                       December 31, 1999     Year Ended
                                                          (unaudited)       June 30, 1999
                                                       =================   ===============
Shares sold .........................................     2,955,863,821      5,844,469,091
Shares issued on reinvestments of dividends ......       132,909,405        239,224,535
Shares redeemed .....................................    (2,184,907,038)    (5,409,372,685)
                                                        ---------------    ---------------
Net increase ........................................       903,866,188        674,320,941
                                                        ===============    ===============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                           December 31,                             Year Ended June 30,
                                               1999      ======================================================================
                                            (unaudited)       1999          1998          1997          1996          1995
                                          =============  =============  ============  =============  ============= ============
Net asset value, beginning of year .......   $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             -------        -------       -------       -------       -------       --------

Income from Investment Operations
Net investment income ....................     .0219(a)       .0419(a)      .0463(a)      .0443          .0461(a)      .0439(a)
                                             -------        -------       -------       -------       -------       --------

Less: Dividends
Dividends from net investment income .....    (.0219)        (.0419)       (.0463)       (.0443)       (.0461)        (.0439)
                                             -------        -------       -------       -------       -------       --------
Net asset value, end of period ...........   $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             =======        =======       =======       =======       =======       ========

Total Return
Total investment return based on net
  asset value (b) ........................      2.21%          4.27%         4.74%         4.53%         4.72%         4.48%

Ratios/Supplemental Data
Net assets, end of period (in millions) ..   $ 6,487        $ 5,583       $ 4,909       $ 3,762       $ 3,205       $ 2,514
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements .......................      1.00%(c)       1.00%         1.00%         1.00%         1.00%         1.00%
  Expenses, before waivers and
    reimbursements .......................      1.02%(c)       1.02%         1.01%         1.00%         1.01%         1.05%
  Net investment income ..................      4.43%(a)(c)    4.18%(a)      4.63%(a)      4.44%         4.60%(a)      4.42%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT                    Alliance Government Reserves
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Doris T. Ciliberti, Vice President
Maria R. Cona, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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Alliance Governement Reserves                                       BULK RATE
1345 Avenue of the Americas New York, NY 10105                    U.S. POSTAGE
Toll Free 1 (800) 221-5672                                            PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |2| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRSR1299